Cover	12 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Daktronics, Inc.
Amendment Flag	false
Entity Central Index Key	0000915779
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Daktronics, Inc.
Amendment Flag	false
Entity Central Index Key	0000915779